Right to Use Assets and Leases payable	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Right to use assets and leases payable
13. Right to Use Assets and Leases payable
Some of the subsidiaries of the Company have real estate leases, substantially related to: (i) Ipiranga: fuel stations and distribution center; (ii) Extrafarma: pharmacies and distribution center; (iii) Ultragaz: points of sale and bottling base; (iv) Ultracargo: port areas; and (v) Oxiteno: industrial plant. Some subsidiaries also have lease agreements relating to vehicles.
a. Right to Use Assets

	Weighted average useful life (years)	Adoption IFRS 16	Additions and remeasurement	Write-offs	Transfer	Effect of foreign currency exchange rate variation	Amortization	Balance on 12/31/2019
Cost:
Real estate	7	1,636,330	308,622	(55,605)	98,043	80,930	—	2,068,320
Port area (*)	—	—	68,007	—	—	—	—	68,007
Other	4	95,097	26,235	(1,981)	27,847	4,272	—	151,470

		1,731,427	402,864	(57,586)	125,890	85,202	—	2,287,797

Accumulated amortization:
Real estate		—	—	6,682	—	36	(262,750)	(256,032)
Port area		—	—	—	—	—	—	0
Other		—	—	442	(14,068)	81	(37,308)	(50,853)

		—	—	7,124	(14,068)	117	(300,058)	(306,885)

Net amount		1,731,427	402,864	(50,462)	111,822	85,319	(300,058)	1,980,912

(*)	Refers to the port concession grants (area port lease), of which R$ 68,007 was paid by subsidiaries of the Company until the 4 th quarter of 2019 (see Note 35.c).
The amortization expenses were recognized in the financial statements as shown below:

	2019	2018	2017
Inventories and cost of products and services sold	48,134	15,044	2,165
Selling and marketing	244,974	8,920	11,689
General and administrative	6,950	75,370	57,369

	300,058	99,334	71,223

b. Leases Payable
The changes in leases payable are shown below:

Balance as of December 31, 2018	46,066
Adoption IFRS 16	1,363,803
Interest accrued	128,996
Payments	(321,716)
Additions and remeasurement	334,857
Write-offs	(52,129)
Effect of foreign currency exchange rate variation	88,796

Balance as of December 31, 2019	1,588,673

Current	206,396
Non-current	1,382,277
The future disbursements (installments) assumed under leases contracts are presented below:

12/31/2019
Up to 1 year	309,977
From 1 to 2 years	508,976
From 2 to 3 years	395,743
From 3 to 4 years	316,682
From 4 to 5 years	192,017
More than 5 years	320,357

Total	2,043,752

The contracts related to the leases payable are substantially indexed by the
IGP-M
(General Market Price Index is a measure of Brazilian inflation, calculated by the Getúlio Vargas Foundation).

c. Lease Contracts of Low Amount Assets
Subsidiaries Cia. Ultragaz, Bahiana, Tequimar, Serma, and Oxiteno S.A. have operating lease contracts for the use of IT equipment. These contracts have terms from 36 to 48 months. The subsidiaries have the option to purchase the assets at a price equal to the fair market price on the date of option, and management does not intend to exercise such option. The future disbursements (installments), assumed under these contracts, amount approximately to:

	Up to 1 year	Between 1 and 5 years	More than 5 years	Total
12/31/2019	3,474	6,028	0	9,502
The expense recognized in 2019 was R$ 11,400 (R$ 11,386 in 2018).